REVENUE (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregation of revenue

	Nine Months Ended September 30,
	2025		2024
		% of		% of
	Revenue	revenue	Revenue	revenue
Revenue by geographic area
United States	$3,522	90%	$2,657	75%
Europe	409	10%	763	21%
Rest of the world	-	0%	135	4%
Total	$3,931	100%	$3,555	100%

Revenue by type
Products	$3,859	98%	$3,498	98%
Rentals	72	2%	57	2%
Total	$3,931	100%	$3,555	100%

	Year Ended December 31,
	2024		2023
	Revenue	% of revenue	Revenue	% of revenue
Revenue by geographic area
United States	$3,266	74%	$3,636	72%
Europe	991	23%	889	18%
Rest of the world	134	3%	518	10%
Total	$4,391	100%	$5,043	100%

Revenue by type
Products	$4,254	97%	$4,941	98%
Rentals	137	3%	102	2%
Total	$4,391	100%	$5,043	100%